Segmental analysis - Notable items (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended		12 Months Ended
		Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Disposals, acquisitions and related costs					$ (1,343)	$ 1,298	$ (2,737)
Fair value movements on financial instruments					0	14	(618)
Restructuring and other related costs					0	0	(247)
Disposal losses on Markets Treasury repositioning					0	(977)	0
Early redemption of legacy securities					(237)	0	0
Operating expenses
Disposals, acquisitions and related costs					(199)	(321)	(18)
Restructuring and other related costs					(34)		(2,882)
Restructuring and other related costs						136
Impairment of interests in associates					0	(3,000)	0
Gain or Loss on disposal of operations	[1]				1,752	61	2,678
Other reserves reclassified to income statement					(347)
Gain recognised in bargain purchase transaction	[2]				0	1,591	$ 0
Argentina business
Operating expenses
Gain or Loss on disposal of operations					1,000
Foreign exchange and other reserves reclassified					5,200
Banking business in Canada
Operating expenses
Gain or Loss on disposal of operations					(4,800)
– foreign exchange reclassified to income statement on disposal of a foreign operation					600
Other reserves reclassified to income statement					400
Banking business in Canada | Hedges of net investment in foreign operations
Operating expenses
Gain or Loss on disposal of operations		$ (300)			(255)	315
Bank of Communications Co., Limited
Operating expenses
Impairment loss recognised in profit or loss			$ 2,917	$ 3,000	$ 0	3,000
Silicon Valley Bank UK Limited
Operating expenses
Gain recognised in bargain purchase transaction						$ 1,600

[1]	This line item has been updated to include amounts from Other operating income relating to all sales of business operations; in the 2023 Annual Report and Accounts, this line item only reflected the disposal of our France retail banking business. The amount in 2024 includes a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This was partly offset by a gain of $4.6bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves losses but excluding the $255m gain on the foreign exchange hedging
(see footnote 4 above) on the sale of our banking business in Canada. The amount in 2023 primarily reflected losses due to restrictions impacting the recoverability of assets in Russia, partly offset by a gain on sale of our retail banking operations in France. The amount in 2022 included losses from classifying businesses as held for sale as part of a broader restructuring of our European business.

[2]	Gain recognised in respect of the acquisition of SVB UK.